Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Property and Investments

Other property and investments includes (millions of dollars):

	2012	2011
NPL property and equipment	$287	$237
Accumulated provision for depreciation and amortization	(136)	(128)
Net cash surrender value of COLI policies	80	74
Other property	11	9

Total	$242	$192

Schedule of Accumulated Removal Costs	The reclassified amounts are presented in the table below (thousands of dollars):

	December 31, 2012	December 31, 2011
Accumulated removal costs	$256,000	$233,000

Schedule of Capitalized and Debt Portion of AFUDC

Utility plant construction costs, including AFUDC, are recovered in authorized rates through depreciation when completed projects are placed into operation, and general rate relief is requested and granted.

	2012	2011	2010
(In thousands)
AFUDC:
Debt portion	$1,129	$718	$512
Equity portion	1,943	1,154	945

AFUDC capitalized as part of utility plant	$3,072	$1,872	$1,457

Other Income (Deductions)

The following table provides the composition of significant items included in Other income (deductions) on the consolidated statements of income (thousands of dollars):

	2012	2011	2010
Change in COLI policies	$6,600	$700	$9,770
Interest income	924	485	194
Pipe replacement costs	(2,680)	(4,761)	(5,024)
Miscellaneous income and (expense)	(433)	(1,836)	(1,090)

Total other income (deductions)	$4,411	$(5,412)	$3,850

Schedule of Earnings Per Share, Basic and Diluted

Net income was the same for Basic and Diluted EPS calculations.

	2012	2011	2010
(In thousands)
Average basic shares	46,115	45,858	45,405
Effect of dilutive securities:
Stock options	42	52	56
Performance shares	254	271	260
Restricted stock units	144	110	102

Average diluted shares	46,555	46,291	45,823